Fair value measurements - Items Other Than Those Recognised at Fair Value on a Recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Financial assets
Short-term investments	$ 519,755	$ 409,482
Investments held-to-maturity	1,046,828	701,495
Other real estate owned	14,199	11,206
Carrying amount | Nonrecurring | Level 1
Financial assets
Cash due from banks	2,101,651	2,288,890
Short-term investments	519,755	409,482
Carrying amount | Nonrecurring | Level 2
Financial assets
Securities purchased under agreement to resell	148,813	0
Investments held-to-maturity	1,061,103	701,282
Loans to third parties, net of allowance for credit losses	3,570,478	4,000,155
Other real estate owned	14,199	11,206
Financial liabilities
Long-term debt	117,000	117,000
Carrying amount | Nonrecurring | Level 2 | Banks
Financial liabilities
Payable on demand	23,796	14,478
Carrying amount | Nonrecurring | Level 2 | Demand Deposits | Customers
Financial liabilities
Payable on demand	8,193,213	7,654,643
Carrying amount | Nonrecurring | Level 2 | Time Deposits | Customers
Financial liabilities
Payable on demand	1,816,640	1,513,025
Fair value | Nonrecurring | Level 1
Financial assets
Cash due from banks	2,101,651	2,288,890
Short-term investments	519,755	409,482
Fair value | Nonrecurring | Level 2
Financial assets
Securities purchased under agreement to resell	148,813	0
Investments held-to-maturity	1,046,828	701,495
Loans to third parties, net of allowance for credit losses	3,566,812	3,996,443
Other real estate owned	14,199	11,206
Financial liabilities
Long-term debt	117,683	116,606
Fair value | Nonrecurring | Level 2 | Banks
Financial liabilities
Payable on demand	23,796	14,478
Fair value | Nonrecurring | Level 2 | Demand Deposits | Customers
Financial liabilities
Payable on demand	8,193,213	7,654,643
Fair value | Nonrecurring | Level 2 | Time Deposits | Customers
Financial liabilities
Payable on demand	1,817,564	1,514,126
Appreciation / (depreciation) | Nonrecurring | Level 1
Financial assets
Cash due from banks	0	0
Short-term investments	0	0
Appreciation / (depreciation) | Nonrecurring | Level 2
Financial assets
Securities purchased under agreement to resell	0	0
Investments held-to-maturity	(14,275)	213
Loans to third parties, net of allowance for credit losses	(3,666)	(3,712)
Other real estate owned	0	0
Financial liabilities
Long-term debt	(683)	394
Appreciation / (depreciation) | Nonrecurring | Level 2 | Banks
Financial liabilities
Payable on demand	0	0
Appreciation / (depreciation) | Nonrecurring | Level 2 | Demand Deposits | Customers
Financial liabilities
Payable on demand	0	0
Appreciation / (depreciation) | Nonrecurring | Level 2 | Time Deposits | Customers
Financial liabilities
Payable on demand	$ (924)	$ (1,101)